Revenue from Contracts with Customers and Relevant Contract Assets and Liabilities - Detail Analysis of Contract Costs Recognized as Assets (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Jan. 01, 2018
Disclosure of disaggregation of revenue from contracts with customers [abstract]
Contract costs recognized as assets	₩ 1,469,855	₩ 1,306,409